Schedule of Investments
March 31, 2023
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Alternative Funds–4.87%
Invesco Global Real Estate Income Fund, Class R6	2.45%	$20,916,820	$1,048,421	$—	$392,090	$—	$152,216	2,833,629	$22,357,332
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.42%	20,422,651	2,573,296	(627,397)	(135,536)	(83,597)	—	2,973,076	22,149,417
Total Alternative Funds		41,339,471	3,621,717	(627,397)	256,554	(83,597)	152,216		44,506,749
Domestic Equity Funds–43.84%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	4.82%	51,851,339	4,154,685	(14,673,316)	5,425,377	(2,736,221)	—	1,651,852	44,021,864
Invesco Main Street Small Cap Fund, Class R6	6.29%	54,101,504	2,936,847	(1,678,106)	1,734,142	336,041	—	3,097,650	57,430,428
Invesco NASDAQ 100 ETF	4.56%	—	40,226,154	—	1,392,903	—	—	315,272	41,619,057
Invesco Russell 1000® Dynamic Multifactor ETF(c)	11.98%	105,282,525	—	(4,543,262)	8,870,248	(167,261)	505,279	2,354,103	109,442,250
Invesco S&P 500® Low Volatility ETF	8.63%	72,087,890	9,121,664	(791,201)	(1,520,023)	(73,652)	421,739	1,263,216	78,824,678
Invesco S&P 500® Pure Growth ETF	4.78%	45,454,043	4,336,437	(5,738,796)	473,346	(858,568)	246,919	288,914	43,666,462
Invesco S&P SmallCap Low Volatility ETF	—	30,441,894	856,921	(29,855,114)	(9,044,929)	7,601,228	239,852	—	—
Invesco Value Opportunities Fund, Class R6	2.78%	27,864,983	—	(1,419,769)	(863,498)	(134,926)	—	1,656,692	25,446,790
Total Domestic Equity Funds		387,084,178	61,632,708	(58,699,564)	6,467,566	3,966,641	1,413,789		400,451,529
Fixed Income Funds–22.46%
Invesco 1-30 Laddered Treasury ETF	3.87%	17,297,931	17,166,348	—	902,512	—	98,561	1,180,467	35,366,791
Invesco Core Plus Bond Fund, Class R6	7.08%	64,860,015	2,635,929	(3,483,022)	1,575,651	(949,915)	754,593	7,018,312	64,638,658
Invesco High Yield Fund, Class R6	2.95%	—	26,634,646	—	312,859	—	41,631	7,833,576	26,947,505
Invesco Income Fund, Class R6	0.97%	9,114,051	128,453	(517,828)	179,991	(36,144)	128,450	1,274,213	8,868,523
Invesco International Bond Fund, Class R6	1.01%	—	8,992,849	—	212,855	—	10,368	2,130,950	9,205,704
Invesco Master Loan Fund, Class R6	0.75%	6,733,467	139,035	—	(16,192)	—	137,878	453,436	6,856,310
Invesco Senior Floating Rate Fund, Class R6	1.46%	8,402,785	4,896,369	—	47,976	—	180,962	2,047,106	13,347,130
Invesco Taxable Municipal Bond ETF(c)	3.40%	31,354,271	1,336,388	(3,018,254)	2,133,918	(755,730)	300,679	1,155,156	31,050,593
Invesco Variable Rate Investment Grade ETF(c)	0.97%	8,273,526	850,161	(271,827)	(811)	(3,094)	119,586	357,927	8,847,955
Total Fixed Income Funds		146,036,046	62,780,178	(7,290,931)	5,348,759	(1,744,883)	1,772,708		205,129,169
Foreign Equity Funds–28.55%
Invesco EQV Emerging Markets All Cap Fund, Class R6	3.03%	31,347,121	—	(6,126,848)	4,447,675	(2,024,405)	—	826,661	27,643,543
Invesco Developing Markets Fund, Class R6	3.27%	34,557,939	—	(8,327,279)	5,843,480	(2,173,216)	—	769,057	29,900,924
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.52%	—	22,338,830	—	689,922	—	—	522,668	23,028,752
Invesco Global Fund, Class R6	8.20%	97,964,429	—	(35,309,419)	20,418,045	(8,172,591)	—	868,411	74,900,464
Invesco Global Infrastructure Fund, Class R6	0.99%	8,582,623	321,530	—	133,796	—	48,101	766,578	9,037,949
Invesco International Select Equity Fund, Class R6	—	15,031,411	—	(15,695,048)	527,130	136,508	—	—	2
Invesco International Small-Mid Company Fund, Class R6	2.03%	31,583,865	—	(14,951,032)	5,649,340	(3,722,498)	—	441,162	18,559,675
Invesco Oppenheimer International Growth Fund, Class R6	2.06%	—	18,107,834	—	714,851	—	—	514,281	18,822,685
Invesco RAFI™ Strategic Developed ex-US ETF	—	41,581,429	—	(42,820,861)	(3,358,154)	4,597,586	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	4.47%	33,893,339	6,988,177	(516,513)	534,568	(48,896)	212,754	1,758,531	40,850,675
Invesco S&P International Developed Low Volatility ETF	1.98%	8,811,664	8,825,845	—	409,010	—	103,848	659,595	18,046,519
Total Foreign Equity Funds		303,353,820	56,582,216	(123,747,000)	36,009,663	(11,407,512)	364,703		260,791,188
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)	0.12%	1,704,075	41,056,300	(41,667,510)	—	—	15,213	1,092,865	1,092,865
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)	0.09%	$1,248,729	$29,325,928	$(29,762,507)	$42	$(28)	$15,482	812,002	$812,164
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)	0.13%	1,947,514	46,921,486	(47,620,011)	—	—	23,819	1,248,989	1,248,989
Total Money Market Funds		4,900,318	117,303,714	(119,050,028)	42	(28)	54,514		3,154,018
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $895,162,906)	100.06%	882,713,833	301,920,533	(309,414,920)	48,082,584	(9,269,379)	3,757,930		914,032,653

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.42%
Invesco Private Government Fund, 4.78%(d)(e)	0.40%	1,264,757	19,953,261	(17,593,040)	—	—	42,569(f)	3,624,978	3,624,978
Invesco Private Prime Fund, 4.98%(d)(e)	1.02%	3,252,231	47,193,722	(41,120,360)	(2,354)	(1,868)	114,629(f)	9,321,371	9,321,371
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,948,703)	1.42%	4,516,988	67,146,983	(58,713,400)	(2,354)	(1,868)	157,198		12,946,349
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $908,111,609)	101.48%	$887,230,821	$369,067,516	$(368,128,320)	$48,080,230	$(9,271,247)	$3,915,128		$926,979,002
OTHER ASSETS LESS LIABILITIES	(1.48)%								(13,552,184)
NET ASSETS	100.00%								$913,426,818
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$910,878,635	$—	$—	$910,878,635
Money Market Funds	3,154,018	12,946,349	—	16,100,367
Total Investments	$914,032,653	$12,946,349	$—	$926,979,002
Invesco Select Risk: Growth Investor Fund